Related party transactions	12 Months Ended
Sep. 30, 2022
Disclosure Of Related Party [Abstract]
Related party transactions

16. Related party transactions

16.1 Related Party Transactions

During the year ended September 30, 2022, the Company incurred $136 (2021: $71) in technology expenses for website design, hosting and maintenance service provided by Blender. Blender is controlled by a family member of Amir Adnani, a director of the Company. On October 12, 2021, the Company issued 120,000 GRC Shares to Blender as the compensation for the expanded scope of digital marketing services to be provided by Blender for a contract term ending on June 27, 2022. During the year ended September 30, 2022, the Company recognized share-based compensation expense of $626 (2021: $nil) in respect of this contract.

Related party transactions are based on the amounts agreed to by the parties. During the year ended September 30, 2022, the Company did not enter into any contracts or undertake any commitment with any related parties other than as described herein.

16.2 Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the years ended September 30, 2022 and 2021 are as follows:

	For the year ended September 30
	2022	2021
	($)	($)
Management salaries	1,453	939
Directors’ fees	442	233
Share-based compensation	1,628	2,154
	3,523	3,326

The amount payable to management and directors of $582 (September 30, 2021: $632) was included in accounts payable and accrued liabilities as at September 30, 2022. Such payables were fully settled subsequent to year end.